Goodwin Procter LLP	T: 617.570.1000
Counsellors at Law	F: 617.523.1231
Exchange Place	goodwinprocter.com
Boston, MA 02109

March 1, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	DiamondRock Hospitality Company
Form S-11 Registration Statement
Registration No. 333-

Ladies and Gentlemen:

On behalf of DiamondRock Hospitality Company, a Maryland corporation (the “Company”), we enclose for filing the Company’s Registration Statement on Form S-11 under the Securities Act of 1933, as amended, relating to the proposed offering of shares of the Company’s common stock to be listed on the New York Stock Exchange.

The amount of $20,500.00 has been previously submitted via wire transfer to the Securities and Exchange Commission’s account at Mellon Bank in payment of the filing fee.

In the event that the Staff has any questions or comments, please contact the undersigned at (617) 570-1306. Thank you for your assistance and cooperation

Very truly yours,

/s/ Suzanne Lecaroz
of Goodwin Procter LLP